Accounts Payable and Accrued Expenses and Accounts payable – Related Party	3 Months Ended
Mar. 31, 2022
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses and Accounts payable – Related Party

Note 9. Accounts Payable and Accrued Expenses and Accounts payable – Related Party

Significant components of accounts payable and accrued expenses at March 31 ,2022 and December 31, 2021 are as follows:

	March 31, 2022	December 31, 2021
	(Unaudited)

Accounts payable	$218,714	$251,404
Accounts payable – related party	124,370	124,370
Accrued expenses	265,506	385,776
Accrued legal costs	349,726	253,901
Accrued salary	71,198	50,228
Accounts payable and accrued expenses and accounts payable – related party	$1,029,514	$1,065,679

As of March 31, 2022 and December 31, 2021, the Company owed Virhtech Gmbh, a related party of the Company, $124,370, for services performed for the Company and is classified as accounts payable – related party on the condensed consolidated balance sheets.